SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF OPTIONS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term, in years		4 years 21 days
Expected volatility		50.45%
Risk-free interest rate		4.39%
Dividend yield
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term, in years	5 years
Expected volatility	55.79%
Risk-free interest rate	4.09%
Dividend yield